Schedule of Unvested Series C Convertible Preferred Stock (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 25, 2025	Feb. 17, 2025	Sep. 30, 2025	Jun. 30, 2025
Class of Stock [Line Items]
Unrecognized compensation			$ 1,913,520	$ 2,323,560
Weighted average period (yrs)			1 year 2 months 1 day	1 year 5 months 1 day
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of Shares Beginning			56,950
Weighted Average Grant Date Fair Value Beginning			$ 0.0068
Number of Shares Granted	94,250	2,000		94,250
Weighted Average Grant Date Fair Value Granted				$ 0.0068
Number of Shares Vested			(10,050)	(37,300)
Weighted Average Grant Date Fair Value Vested				$ 0.0068
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending			46,900	56,950
Weighted Average Grant Date Fair Value Ending			$ 0.0068	$ 0.0068